BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2018
Harsec [Member]
Business Acquisition [Line Items]
Schedule of assets and liabilities as of the purchase date
The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accounts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260
	10,000	1,579

Abydos Consultores de Sistemas S.L.U [Member]
Business Acquisition [Line Items]
Schedule of assets and liabilities as of the purchase date
The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226